Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 1,531	£ 3,130
Assets	16	51
Liabilities	(3)	(58)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,156	2,505
Assets	2	31
Liabilities	(1)	(54)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	75	325
Assets	0	3
Liabilities	(1)	(1)
Greater than five years [Member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	300	300
Assets	14	17
Liabilities	(1)	(3)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	0	166
Assets	0	0
Liabilities	0	(1)
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	375	779
Assets	14	22
Liabilities	(2)	(6)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	0	342
Assets	0	21
Liabilities	0	(32)
Cross currency rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	0	83
Assets	0	0
Liabilities	0	(4)
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	993	1,049
Assets	2	0
Liabilities	(1)	(15)
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	163	711
Assets	0	8
Liabilities	£ 0	£ 0